Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:	SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholder meetings of the Company and to receive dividends, if declared.

b.	Public offering:

On August 17, 2015, the Company completed a public offering of 7,666,665 ordinary shares, nominal value ILS 0.15 per share at an offering price of $1.65 per share, which includes the full exercise of the underwriter’s overallotment option of 999,999 ordinary shares. The Company received total proceeds of $11,524, which is net of $1,126 issuance expenses.

c.	Employee stock options:

In 1996, the Company adopted the 1996 CSI Stock Option Plan for granting options to its U.S. employees and consultants to purchase ordinary shares of the Company, which was replaced in 2006 by the 2006 U.S. Stock Option Plan. Until 1999, the Company issued options to purchase ordinary shares to its Israeli employees pursuant to individual agreements. In 1999, the Company approved the 1999 Section 3(i) share option plan for its Israeli employees and consultants, (which was amended in 2003 and renamed the “Amended and Restated Israeli Share Option Plan”). On December 22, 2016, the Company’s shareholders approved a new stock option plan - the 2016 Equity Incentive Plan (the “Employee Plan”). This plan, along with its respective Israeli appendix, has replaced all existing employee stock option plans which have terminated.

The Employee Plan allows for the issuance of Restricted Stock Units (“RSUs”), as well as options. The options and RSUs generally vest over a period of four years. Options granted under the Employee Plan generally expire after six years from the date of grant. Options and RSUs cease vesting upon termination of the optionee’s employment or other relationship with the Company. The per share exercise price for options shall be no less than 100% of the fair market value per ordinary share on the date of grant. Any options and RSUs that are canceled or not exercised within the option term become available for future grant.

As of December 31, 2016, an aggregate of 4,630,060 ordinary shares of the Company are still available for future grant to employees.

d.	Directors stock option plan:

In 1999, the Company adopted the 1999 Directors Stock Option Plan, and in 2008 shareholders approved an extension of the term of this plan through July 13, 2019. On December 15, 2006, the plan was extended through 2016. On December 22, 2016, the Company’s shareholders approved a new stock option plan - the 2016 Non-Employee Equity Incentive Plan (the “Non-Employee Plan”). This plan, along with its respective Israeli appendix, has replaced all existing non-employee stock option plans which have terminated.

The Non-Employee Plan allows for the issuance of Restricted Stock Units (“RSUs”), as well as options. Each option and RSU granted under the Non-Employee Plan generally vests over a period of four years. Each option has an exercise price equal to the fair market value of the ordinary shares on the grant date of such option. Options granted under the Non-Employee Plan generally expire after six years from the date of grant. Options and RSUs cease vesting upon termination of the relationship with the Company.

As of December 31, 2016, an aggregate of 400,000 ordinary shares of the Company are still available for future grant to non-employees.

e.	A summary of the Company’s employees and directors stock option activity under the plans is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2016	4,735,732	$2.92	3.69	$36

Granted	2,927,501	1.68
Exercised	(53,074)	1.58
Expired and forfeited	(2,088,529)	2.62

Outstanding at December 31, 2016	5,521,630	$2.39	3.96	$1,141

Options vested and expected to vest at December 31, 2016	5,173,728	$2.42	3.89	$1,028

Exercisable options at December 31, 2016	2,443,610	$3.04	2.85	$123

Weighted average fair value of options granted during the year		$0.63

As of December 31, 2016, the Company had $1,848 of unrecognized compensation expense related to non-vested stock options, expected to be recognized over a remaining weighted average period of 2.73 years.

f.	The employee and directors options outstanding as of December 31, 2016, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$1.44 - $2.13	2,562,807	5.26	$1.70	232,098	$1.62
$2.29 - $2.91	932,041	2.54	$2.63	788,023	$2.62
$3.00 - $3.14	1,216,977	3.53	$3.03	741,354	$3.05
$3.16 - $3.32	582,137	2.68	$3.26	454,467	$3.25
$3.41 - $3.67	227,668	0.70	$3.51	227,668	$3.51

	5,521,630	3.96	$2.39	2,443,610	$2.85

g.	A summary of the Company’s RSUs activity under the plans is as follows:

Number of RSUs

Outstanding at January 1, 2016	-

Granted	30,000
Vested	-
Forfeited	-

Outstanding at December 31, 2016	30,000

h.	Options to non-employees:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	53,000	Feb-18
February 13, 2013	5,000	$3.14	4,792	Feb-19
August 1, 2013	150,000	$3.08	125,000	Aug-19
May 14, 2014	3,000	$3.32	1,946	May-20
February 18, 2015	3,000	$3.00	1,388	Feb-21
February 10, 2016	40,000	$1.44	7,500	Feb-22

	254,000		193,626

The options vest and become exercisable at a rate of 1/16 of the options every three months.

As of December 31, 2016, the Company had approximately $49 of unrecognized compensation expense related to non-employee non-vested stock options, expected to be recognized over a weighted average period of 2.54 years.

h.	The total stock-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2016, 2015 and 2014, was as follows:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$73	$64	$55
Research and development	314	302	292
Sales and marketing	198	251	292
General and administrative	395	449	581

	$980	$1,066	$1,220